Common Stock - Additional Information (Detail) - $ / shares	Sep. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Common stock, shares authorized		500,000,000	1,000	1,000
Members capital par value or stated value per unit	$ 0.001	$ 0.001		$ 0.001